Income taxes	6 Months Ended
Jun. 30, 2020
Income taxes
Income taxes

7.  Income taxes

a) Deferred income tax assets and liabilities

Changes in deferred tax are as follows:

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2019	9,217	1,882	7,335
Effect in income statement	1,121	(56)	1,177
Translation adjustment	(2,352)	(127)	(2,225)
Other comprehensive income	1,818	(68)	1,886
Balance at June 30, 2020	9,804	1,631	8,173

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2018	6,908	1,532	5,376
Effect in income statement	731	(41)	772
Translation adjustment	68	40	28
Other comprehensive income	(9)	(62)	53
Balance at June 30, 2019	7,698	1,469	6,229

b) Income tax reconciliation – Income statement

The total amount presented as income taxes in the income statement is reconciled to the statutory rate, as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2020	2019	2020	2019
Income (loss) before income taxes	1,064	331	576	(1,976)
Income taxes at statutory rate ‐ 34%	(362)	(112)	(196)	672
Adjustments that affect the basis of taxes:
Tax incentives	179	29	489	61
Equity results	14	31	(23)	67
Addition (reversal) of tax loss carryforward	(6)	(267)	394	(495)
Others	30	(154)	(160)	(146)
Income taxes	(145)	(473)	504	159

Income tax expense is recognized based on the estimate of the weighted average effective tax rate expected for the full year, adjusted for the tax effect of certain items that are recognized in full on the interim tax calculation. Therefore, the effective tax rate in the interim financial statements may differ from management’s estimate of the effective tax rate for the year.

c) Income taxes - Settlement program (“REFIS”)

The balance mainly relates to the settelment program of the claims related to the collection of income tax and social contribution on equity gains of foreign subsidiaries and affiliates from 2003 to 2012. As at June 30, 2020, the balance of US$2,749 (US$321 classified as current liabilities and US$2,428 classified as non-current liabilities) is due in 100 remaining monthly installments, bearing the SELIC interest rate (Special System for Settlement and Custody), which is the Brazilian federal funds rate. As at June 30, 2020, the SELIC rate was 2.25% per annum.

d) Uncertain tax positions

In 2004, a decision of the Federal Court of Appeals of the 2nd Region (“TRF”) granted to the Company the right to deduct the social security contributions on the net income (“CSLL”) from the taxable corporate income. In 2006, the Brazilian federal tax authorities commenced a rescission action (ação rescisória), seeking the reversal of the 2004 decision. In 2019, “TRF” decided in favor for the rescission action. Following this decision, the Company has filed a motion for clarification, which was not accepted in the trial in June 2020. New appeals will be filed.

Due to the developments on the proceedings, the Company has decided to not deduct the “CSLL” from the taxable income from the 2019 year-end onwards. Based on its internal and external experts, the Company has determined that it is probable that the Company’s tax treatment on the uncertainties associated to the deduction of the “CSLL”, in the amount of US$143 (R$783 million), will be accepted by the Brazilian tax authority and, therefore,  this amount has not been reserved in these interim financial statements.